Significant Events in the Reporting Period	6 Months Ended
Jun. 30, 2022
Significant Events In The Reporting Period Abstract
SIGNIFICANT EVENTS IN THE REPORTING PERIOD

NOTE 3 - SIGNIFICANT EVENTS IN THE REPORTING PERIOD

A.	SAFE Investment

In January 2022, the Company entered into a Simple Agreement for Future Equity (“SAFE”) with its two main shareholders providing for financing in the aggregate amount of $1,000 (the “Investment Amount”) which was subsequently amended in March 2022.

The SAFE provides for the conversion of the Investment Amount into the Company’s ordinary shares under certain circumstances including in particular in the case of an Initial Public Offering (“IPO”) such that immediately prior to the closing of an IPO the Investment Amount shall automatically convert into the number of shares and warrants equal to the Investment Amount divided by the IPO price. The warrants which shall be issued shall have the same terms as the warrants to be issued in the IPO except such warrants shall not be registered under the Securities Act of 1933, as amended, and shall not be tradeable.

Immediately prior to the completion of the IPO on April 4, 2022 (see Note 3C below) the Investment Amount was automatically converted to 242,131 ordinary shares and 242,131 warrants to purchase ordinary shares, with an exercise price of $4.13 per share, immediately exercisable and will expire five years from the date of issuance.

B.	On February 14, 2022, the Company and Knorr-Bremse signed a second amendment to the investment agreement both parties entered into on October 2020, according to which, the Company will be entitled to exercise its option to demand Knorr-Bremse to invest an additional amount of $ 5,000 in two installments as follows: (i) up to $2,000 will be exercisable through March 31, 2022; and (ii) up to $2,286 will be exercisable through June 30, 2022. The aforesaid option shall expire on the closing of the Company’s IPO if such shall occur prior to June 30, 2022.

On March 6, 2022, the Company exercised its first installment of $2,000 and as a result issued to Knorr-Bremse, a total of additional 10,256 Preferred A shares at a price of $195 per share.

Immediately prior to the completion of the IPO on April 4, 2022 (see Note 3C below) the total of 61,538 Preferred A shares was automatically converted to 2,707,672 ordinary shares.

C.	Closing of $15.6 Million Initial Public Offering (“IPO”)

On April 4, 2022, the Company completed its IPO, in which the Company issued 3,787,241 units. Each unit includes one ordinary share and one warrant to purchase one ordinary share at an exercise price of $4.13. The warrants are exercisable at any time up to five years after the IPO.

Gross proceeds for the offering were approximately $15,641 and net proceeds of approximately $13,587 after deducting underwriting discounts and commissions and offering expenses.

The Company granted Aegis Capital Corp, the underwriter (“Aegis”), a 45-day over-allotment option to purchase additional ordinary shares and/or warrants to purchase additional ordinary shares up to 15% of the number of ordinary shares and warrants, respectively, sold in the IPO solely to cover over-allotments, if any. On April 4, 2022, Aegis partially exercised its over-allotment option with respect to 568,086 warrants to purchase ordinary shares.

The ordinary shares and warrants began trading on The Nasdaq Capital Market on March 31, 2022, under the symbols “RVSN” and “RVSNW,” respectively.

Immediately prior to the completion of the IPO, 61,538 Preferred A shares were automatically converted into 2,707,672 ordinary shares (after giving effect to the issuance of 10,256 Preferred A shares described in Note 3B above).

D.	On September 2021, the Company received a Purchase Order from a customer in the United States (the “Customer”) for a Proof of Concept (“POC”) of a new module regarding a detection system which will focus on railway infrastructure inspection. During the reported period in March 2022, the Company completed the POC and accordingly recognized revenues from the POC in the total amount of approximately $219.

E.	Israel Railways Ltd. (“Israel Railways”)

1)	According to the cooperation agreement between the Company and Israel Railways from August 2016 which was further amended on January 19, 2020, and on July 1, 2021 (the “Railway Agreement”), upon the completion of the IPO, Israeli Railways was entitled to a consideration of 1.5% of the actual IPO proceeds, which was approximately $213.

2)	In addition, as part of the Railway Agreement and in consideration for services provided to the Company by Israel Railways, during August 2016 to April 2019 the Company granted Israel Railways options to purchase 195,448 of the Company’s ordinary shares at their par value. According to an amendment to the Railway Agreement dated July 1, 2021, the options will expire at the earlier of the following: (1) the passing of five business days following Israel Railways’ receipt of Government Approval; or (2) June 30, 2022. On June 30, 2022, an additional amendment was signed between the parties according to which the exercise period of the option was extended until December 31, 2022.

F.	Agreements with Executive Officers

1)	With the completion of the IPO, the Company paid a one-time IPO bonus to its CEO in the amount of NIS 312,000 (approximately $97) and granted its CEO on May 11, 2022, options to purchase 156,081 ordinary shares, with an exercise price of $1.85 per share (equal to the average closing share price on the Nasdaq over the first 30 calendar days following the IPO on April 4, 2022). Such options will vest one-third following 12 months from the grant date of such options, and the balance on quarterly basis during the following 24 months.

2)	With the completion of the IPO, the Company paid a one-time IPO bonus to its CFO in the amount of NIS 270,000 (approximately $84) and granted its CFO on May 11, 2022, options to purchase 124,865 ordinary shares, with an exercise price of $1.85 per share (equal to the average closing share price on the Nasdaq over the first 30 calendar days following the IPO on April 4, 2022). Such options will vest one-third following 12 months from the grant date of such options, and the balance on quarterly basis during the following 24 months.

3)	With the completion of the IPO, the Company paid its Chairman of the Board a one-time IPO bonus in the amount of $50 (plus VAT) and granted on May 11, 2022, additional options to purchase 266,216 ordinary shares, with an exercise price of $1.85 per share (equal to the average closing share price on the Nasdaq over the first 30 calendar days following the IPO on April 4, 2022). Such options will vest one-half following 12 months from the grant date of such options, and the balance on quarterly basis during the following 24 months.

4)	On May 11, 2022, and June 6, 2022, the Company granted to four of its directors’ options to purchase 119,796 ordinary shares and 39,932 ordinary shares, respectively, with an exercise price of $1.85 per share (equal to the average closing share price on the Nasdaq over the first 30 calendar days following the IPO on April 4, 2022). Such options will vest one-third following 12 months from the grant date of such options, second one-third following 24 months from the grant date and the balance following 36 months.